Vanguard® Long-Term Treasury Index Fund
Schedule of Investments (unaudited)
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.4%)
U.S. Government Securities (99.4%)
United States Treasury Note/Bond	4.500%	2/15/36	28,246	33,723
United States Treasury Note/Bond	4.750%	2/15/37	19,219	23,459
United States Treasury Note/Bond	5.000%	5/15/37	27,635	34,570
United States Treasury Note/Bond	4.375%	2/15/38	24,214	28,485
United States Treasury Note/Bond	4.500%	5/15/38	26,948	32,110
United States Treasury Note/Bond	3.500%	2/15/39	29,845	31,552
United States Treasury Note/Bond	4.250%	5/15/39	39,625	45,804
United States Treasury Note/Bond	4.500%	8/15/39	46,721	55,554
United States Treasury Note/Bond	4.375%	11/15/39	52,881	61,846
United States Treasury Note/Bond	4.625%	2/15/40	51,256	61,780
United States Treasury Note/Bond	1.125%	5/15/40	154,137	109,269
United States Treasury Note/Bond	4.375%	5/15/40	45,519	53,144
United States Treasury Note/Bond	1.125%	8/15/40	200,754	141,406
United States Treasury Note/Bond	3.875%	8/15/40	44,583	48,763
United States Treasury Note/Bond	1.375%	11/15/40	217,655	159,908
United States Treasury Note/Bond	4.250%	11/15/40	53,071	60,700
United States Treasury Note/Bond	1.875%	2/15/41	252,774	202,456
United States Treasury Note/Bond	4.750%	2/15/41	53,557	65,247
United States Treasury Note/Bond	2.250%	5/15/41	218,764	186,052
United States Treasury Note/Bond	4.375%	5/15/41	45,986	53,315
United States Treasury Note/Bond	1.750%	8/15/41	281,490	218,771
United States Treasury Note/Bond	3.750%	8/15/41	48,353	51,631
United States Treasury Note/Bond	2.000%	11/15/41	235,448	191,228
United States Treasury Note/Bond	3.125%	11/15/41	49,277	48,138
United States Treasury Note/Bond	2.375%	2/15/42	194,097	168,076
United States Treasury Note/Bond	3.125%	2/15/42	53,437	52,101
United States Treasury Note/Bond	3.000%	5/15/42	49,339	47,088
United States Treasury Note/Bond	3.250%	5/15/42	64,725	64,482
United States Treasury Note/Bond	2.750%	8/15/42	58,253	53,229
United States Treasury Note/Bond	2.750%	11/15/42	86,738	79,094
United States Treasury Note/Bond	3.125%	2/15/43	73,712	71,386
United States Treasury Note/Bond	2.875%	5/15/43	111,727	103,854
United States Treasury Note/Bond	3.625%	8/15/43	82,797	86,549
United States Treasury Note/Bond	3.750%	11/15/43	85,248	90,815
United States Treasury Note/Bond	3.625%	2/15/44	93,427	97,573
United States Treasury Note/Bond	3.375%	5/15/44	83,691	84,083
United States Treasury Note/Bond	3.125%	8/15/44	105,907	102,134
United States Treasury Note/Bond	3.000%	11/15/44	94,445	89,103
United States Treasury Note/Bond	2.500%	2/15/45	124,764	107,687
United States Treasury Note/Bond	3.000%	5/15/45	61,187	57,754
United States Treasury Note/Bond	2.875%	8/15/45	83,392	77,059

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	3.000%	11/15/45	49,590	46,893
	United States Treasury Note/Bond	2.500%	2/15/46	101,849	87,909
	United States Treasury Note/Bond	2.500%	5/15/46	98,810	85,224
	United States Treasury Note/Bond	2.250%	8/15/46	127,041	104,193
	United States Treasury Note/Bond	2.875%	11/15/46	57,083	52,891
	United States Treasury Note/Bond	3.000%	2/15/47	110,906	105,274
	United States Treasury Note/Bond	3.000%	5/15/47	87,611	83,204
	United States Treasury Note/Bond	2.750%	8/15/47	124,661	113,363
	United States Treasury Note/Bond	2.750%	11/15/47	125,645	114,415
	United States Treasury Note/Bond	3.000%	2/15/48	141,939	135,951
	United States Treasury Note/Bond	3.125%	5/15/48	153,850	151,206
	United States Treasury Note/Bond	3.000%	8/15/48	163,048	156,577
	United States Treasury Note/Bond	3.375%	11/15/48	167,374	172,787
	United States Treasury Note/Bond	3.000%	2/15/49	181,118	175,232
	United States Treasury Note/Bond	2.875%	5/15/49	177,257	167,813
	United States Treasury Note/Bond	2.250%	8/15/49	166,365	138,577
	United States Treasury Note/Bond	2.375%	11/15/49	152,889	130,887
	United States Treasury Note/Bond	2.000%	2/15/50	196,519	154,391
	United States Treasury Note/Bond	1.250%	5/15/50	222,948	143,802
	United States Treasury Note/Bond	1.375%	8/15/50	259,401	173,069
	United States Treasury Note/Bond	1.625%	11/15/50	254,674	181,773
	United States Treasury Note/Bond	1.875%	2/15/51	279,965	212,904
	United States Treasury Note/Bond	2.375%	5/15/51	286,532	245,970
	United States Treasury Note/Bond	2.000%	8/15/51	283,642	222,437
	United States Treasury Note/Bond	1.875%	11/15/51	264,310	201,289
	United States Treasury Note/Bond	2.250%	2/15/52	236,282	197,554
	United States Treasury Note/Bond	2.875%	5/15/52	85,280	82,042
Total U.S. Government and Agency Obligations (Cost $8,941,601)					7,268,605
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[1]	Vanguard Market Liquidity Fund (Cost $52,559)	0.854%		525,639	52,559
Total Investments (100.1%) (Cost $8,994,160)					7,321,164
Other Assets and Liabilities—Net (-0.1%)					(6,991)
Net Assets (100%)					7,314,173
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7,268,605	—	7,268,605
Temporary Cash Investments	52,559	—	—	52,559
Total	52,559	7,268,605	—	7,321,164